Related Party Transactions (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Hou Sing [Member]
Related Party Transactions (Textual)
Borrowed amount	$ 300,000
Beijing Lianly [Member]
Related Party Transactions (Textual)
Acquisition percentage	99.00%
Related party of discontinued operations		$ 456,399
Other receivable – related party		$ 165,075
Xianfu Han [Member]
Related Party Transactions (Textual)
Ownership percentage	5.00%
Weili He [Member]
Related Party Transactions (Textual)
Related party transactions, description	The Company’s former officers and collectively held less than 5% ordinary shares of the Company currently, are holding positions as president and director of Ningbo Lianlv Investment Ltd., respectively.